Summary of Significant Accounting Policies - Additional Information (Details)		3 Months Ended	12 Months Ended
	Sep. 22, 2017	Mar. 31, 2018 segment item $ / shares shares	Dec. 31, 2017 segment item $ / shares shares	Dec. 31, 2016 $ / shares shares	Mar. 31, 2013 $ / shares
Summary of Significant Accounting Policies
Stock split	0.109051		0.109051
Common stock, authorized | shares		120,000,000	120,000,000	120,000,000
Common stock, par value per share | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Off Balance Sheet Risk and Concentrations of Credit Risk
Number of federally insured financial institutions | item		2	2
Segment Information
Number of operating segments | segment		1	1
Investor Instrument
Expected dividend yield (as a percent)		0.00%	0.00%